Financial Instruments and Financial Risk Management - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	$ 944,980	$ 1,116,690
Financial assets, Fair Value	944,980	1,116,690
Financial liabilities, Carrying Amount	2,583,237	2,044,182
Financial liabilities, Fair Value	2,377,717	2,029,016
Assets Carried at Fair Value | Investment in Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	50,209	85,964
Financial assets, Fair Value	50,209	85,964
Assets Carried at Amortized Cost | Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	894,771	1,030,726
Financial assets, Fair Value	894,771	1,030,726
Liabilities Carried at Fair Value | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	27,119	19,657
Financial liabilities, Fair Value	27,119	19,657
Liabilities Carried at Amortized Cost | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	671,936	708,768
Financial liabilities, Fair Value	671,936	708,768
Liabilities Carried at Amortized Cost | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	1,884,182	1,315,757
Financial liabilities, Fair Value	$ 1,678,662	$ 1,300,591